Description of Business	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of business
Note 1: Description of business
Background and nature of operations
DoubleDown Interactive Co., Ltd. (“DDI,” “we,” “us,” “our” or “the Company,” formerly known as The8Games Co., Ltd.) was incorporated in 2008 in Seoul, Korea as an interactive entertainment studio, focused on the development and publishing of casual games and mobile applications. DDI is a subsidiary of DoubleU Games Co., Ltd. (“DUG” or “DoubleU Games”), a Korean company and our controlling shareholder holding 67.7% of our outstanding shares. The remaining 32.3% of our outstanding shares are held by STIC Special Situation Private Equity Fund (“STIC”). In 2017, DDI acquired DoubleDown Interactive, LLC
(“DDI-US”)
from International Gaming Technologies (“IGT”) for approximately $825 million.
DDI-US,
with its principal place of business located in Seattle, Washington, is our primary revenue-generating entity.
We develop and publish digital gaming content on various mobile and web platforms through our multi-format interactive all-in-one
game experience concept. We host DoubleDown Casino, DoubleDown Classic, DoubleDown Fort Knox, and Ellen’s Road to Riches applications (“apps”) within various formats.
Acquisition of Double8 Games Co., Ltd. (“Double8 Games”)
On February 25, 2020, we completed the acquisition of Double8 Games Co., Ltd. (“Double8 Games”) from DoubleU Games in exchange for KRW2.3 billion (US$1.9 million). Double8 Games is based in Seoul, Korea, with the primary business of developing digital gaming content for international markets. The acquisition was considered a business combination among entities under common control and, therefore, the transfer of net assets was recorded at their carrying value with all financial information prior to the acquisition adjusted for comparability.
Assets acquired and liabilities assumed primarily consist of working capital items, including a right of use asset and lease obligation. The difference between the cash paid and carrying value of the net assets received was recorded as a capital investment from parent.